Consolidated Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Held-to-maturity, fair value | $	$ 2,255,987	$ 2,036,214
Common shares, issued (in shares)	53,005,177	55,359,218
Common shares, outstanding (in shares)	53,005,177	55,359,218
Treasury common shares, at cost (in shares)	619,212	1,254,212
Voting Common Stock
Common shares, authorized (in shares)	2,000,000,000	2,000,000,000
Non-voting Common Stock
Common shares, authorized (in shares)	6,000,000,000	6,000,000,000